Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 72,362	$ 68,041
Impact of adopting IFRS 16		2,154
Additions	10,717	8,836
Acquisition of subsidiaries & operations	642
Remeasurements of index-linked freight contracts	(59)	733
Depreciation for the year	(6,752)	(6,028)
Impairments for the year	(2,583)	(494)	$ (250)
Disposals	(27)	(99)
Divestment and demerger of subsidiaries and operations	(16)
Transfers and other movements	(471)	(781)
At the end of the financial year	73,813	72,362	68,041
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	141,571
At the end of the financial year	151,361	141,571
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(69,209)
At the end of the financial year	(77,548)	(69,209)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,387	7,885
Impact of adopting IFRS 16		754
Additions	25	115
Depreciation for the year	(694)	(630)
Impairments for the year	(208)	(17)
Disposals	(18)	(12)
Transfers and other movements	580	292
At the end of the financial year	8,072	8,387	7,885
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,932
At the end of the financial year	14,545	13,932
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(5,545)
At the end of the financial year	(6,473)	(5,545)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	39,429	38,174
Impact of adopting IFRS 16		1,400
Additions	3,841	1,719
Acquisition of subsidiaries & operations	151
Remeasurements of index-linked freight contracts	(59)	733
Depreciation for the year	(5,748)	(5,104)
Impairments for the year	(877)	(189)
Disposals	(9)	(22)
Divestment and demerger of subsidiaries and operations	(14)
Transfers and other movements	7,968	2,718
At the end of the financial year	44,682	39,429	38,174
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	97,230
At the end of the financial year	108,049	97,230
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(57,801)
At the end of the financial year	(63,367)	(57,801)
Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,652	9,211
Additions	797	684
Acquisition of subsidiaries & operations	491
Depreciation for the year	(310)	(294)
Impairments for the year	(687)	(288)
Transfers and other movements	(2)	(661)
At the end of the financial year	8,941	8,652	9,211
Other mineral assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,736
At the end of the financial year	15,059	13,736
Other mineral assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(5,084)
At the end of the financial year	(6,118)	(5,084)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,774	11,149
Additions	5,961	6,100
Impairments for the year	(745)
Divestment and demerger of subsidiaries and operations	(2)
Transfers and other movements	(8,556)	(3,475)
At the end of the financial year	10,432	13,774	11,149
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,774
At the end of the financial year	11,177	13,774
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the end of the financial year	(745)
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	2,120	1,622
Additions	93	218
Impairments for the year	(66)
Disposals		(65)
Transfers and other movements	(461)	345
At the end of the financial year	1,686	2,120	$ 1,622
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	2,899
At the end of the financial year	2,531	2,899
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(779)
At the end of the financial year	$ (845)	$ (779)